REVENUE	12 Months Ended
Dec. 31, 2020
Disclosure Of Revenue From Contracts With Customers [Abstract]
REVENUE	REVENUEThe revenue fully relates to the transfer of goods and is recognized at a point in time when the goods have been delivered to the customer. During 2020, Pharming no longer received license fee payments given the license agreement with Sobi ended upon re-acquiring commercialization rights to RUCONEST® for all remaining countries in Europe in December 2019, with the effective date of this transaction being January 2020. In 2019, the Group released €1.5 million (2018: €0.8 million) from a contract liability to the revenue.Two U.S. customers represented approximately €141.5 million (76%) of our revenues in 2020. For 2019 and 2018, the two US customers represented approximately € €130.8 million (77%) and €100.3 million (74%) of our revenues. These customers are large specialty wholesale companies that are specialized in distribution of pharmaceuticals in our and our competitors’ disease area and that distribute our product.